Investment Objectives and Goals	Mar. 31, 2026
Towpath Focus Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Towpath Focus Fund (the “Fund”) seeks long-term capital appreciation.
Towpath Technology Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Towpath Technology Fund (the "Fund") the Fund seeks long-term capital appreciation.